Exhibit 99.1

World Omni Auto Receivables Trust 2025-C

Monthly Servicer Certificate

July 31, 2026

Dates Covered
Collections Period	07/01/26 - 07/31/26
Interest Accrual Period	07/15/26 - 08/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/26	779,534,434.11	33,180
Yield Supplement Overcollateralization Amount 06/30/26	46,844,708.73	0
Receivables Balance 06/30/26	826,379,142.84	33,180
Principal Payments	35,996,615.10	905
Defaulted Receivables	1,959,974.22	60
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/26	44,201,293.02	0
Pool Balance at 07/31/26	744,221,260.50	32,215

Pool Statistics	$ Amount	# of Accounts
Pool Factor	60.51%
Prepayment ABS Speed	1.93%
Aggregate Starting Principal Balance	1,302,934,912.86	45,742

Delinquent Receivables:
Past Due 31-60 days	10,343,115.02	405
Past Due 61-90 days	4,291,924.39	148
Past Due 91-120 days	934,080.00	33
Past Due 121+ days	0.00	0
Total	15,569,119.41	586

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.97%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.66%
Delinquency Trigger Occurred	NO

Recoveries	1,070,640.45
Aggregate Net Losses/(Gains) - July 2026	889,333.77
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.29%
Prior Net Losses/(Gains) Ratio	0.96%
Second Prior Net Losses/(Gains) Ratio	0.33%
Third Prior Net Losses/(Gains) Ratio	0.64%
Four Month Average	0.81%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.58%

Overcollateralization Target Amount	6,697,991.34
Actual Overcollateralization	6,697,991.34
Weighted Average Contract Rate	6.33%
Weighted Average Contract Rate, Yield Adjusted	9.32%
Weighted Average Remaining Term	52.04

Flow of Funds	$ Amount
Collections	41,426,113.80
Investment Earnings on Cash Accounts	13,132.58
Servicing Fee	(688,649.29)
Transfer to Collection Account	-
Available Funds	40,750,597.09

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,482,383.76
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	134,478.50
(5) Noteholders' Second Priority Principal Distributable Amount	9,997,363.70
(6) Class C Interest	70,455.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,300,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,697,991.34
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,067,924.79

Total Distributions of Available Funds	40,750,597.09

Servicing Fee	688,649.29
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,163,710,000.00
Original Class B	36,510,000.00
Original Class C	18,300,000.00

Total Class A, B, & C
Note Balance @ 07/15/26	772,518,624.20
Principal Paid	34,995,355.04
Note Balance @ 08/17/26	737,523,269.16

Class A-1
Note Balance @ 07/15/26	0.00
Principal Paid	0.00
Note Balance @ 08/17/26	0.00
Note Factor @ 08/17/26	0.0000000%

Class A-2a
Note Balance @ 07/15/26	121,460,237.88
Principal Paid	19,506,980.20
Note Balance @ 08/17/26	101,953,257.68
Note Factor @ 08/17/26	43.7567630%

Class A-2b
Note Balance @ 07/15/26	96,438,386.32
Principal Paid	15,488,374.84
Note Balance @ 08/17/26	80,950,011.48
Note Factor @ 08/17/26	43.7567630%

Class A-3
Note Balance @ 07/15/26	418,000,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	418,000,000.00
Note Factor @ 08/17/26	100.0000000%

Class A-4
Note Balance @ 07/15/26	81,810,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	81,810,000.00
Note Factor @ 08/17/26	100.0000000%

Class B
Note Balance @ 07/15/26	36,510,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	36,510,000.00
Note Factor @ 08/17/26	100.0000000%

Class C
Note Balance @ 07/15/26	18,300,000.00
Principal Paid	0.00
Note Balance @ 08/17/26	18,300,000.00
Note Factor @ 08/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,687,317.26
Total Principal Paid	34,995,355.04
Total Paid	37,682,672.30

Class A-1
Coupon	4.35900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.19000%
Interest Paid	424,098.66
Principal Paid	19,506,980.20
Total Paid to A-2a Holders	19,931,078.86

Class A-2b
SOFR Rate	3.62539%
Coupon	3.97539%
Interest Paid	351,431.85
Principal Paid	15,488,374.84
Total Paid to A-2b Holders	15,839,806.69

Class A-3
Coupon	4.08000%
Interest Paid	1,421,200.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,421,200.00

Class A-4
Coupon	4.19000%
Interest Paid	285,653.25
Principal Paid	0.00
Total Paid to A-4 Holders	285,653.25

Class B
Coupon	4.42000%
Interest Paid	134,478.50
Principal Paid	0.00
Total Paid to B Holders	134,478.50

Class C
Coupon	4.62000%
Interest Paid	70,455.00
Principal Paid	0.00
Total Paid to C Holders	70,455.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.2053945
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.7195574
Total Distribution Amount	30.9249519

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.8201659
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	83.7209451
Total A-2a Distribution Amount	85.5411110

A-2b Interest Distribution Amount	1.8996316
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	83.7209451
Total A-2b Distribution Amount	85.6205767

A-3 Interest Distribution Amount	3.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.4000000

A-4 Interest Distribution Amount	3.4916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.4916667

B Interest Distribution Amount	3.6833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.6833333

C Interest Distribution Amount	3.8500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.8500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	285.68
Noteholders' Third Priority Principal Distributable Amount	522.93
Noteholders' Principal Distributable Amount	191.39

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/26	3,046,305.69
Investment Earnings	9,056.02
Investment Earnings Paid	(9,056.02)
Deposit/(Withdrawal)	-
Balance as of 08/17/26	3,046,305.69
Change	-

Required Reserve Amount	3,046,305.69